Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 94.57%
Corporate Revenue Bonds — 6.04%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$ 3,750,500
New York City Industrial Development Agency
(Queens Baseball Stadium Project) Series A 3.00% 1/1/46 (AGM)	2,000,000	1,688,080
New York Counties Tobacco Trust V
(Subordinate Turbo CABs) Series S-4B 144A 0.548% 6/1/60 #, ♦, ^	10,000,000	353,300
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,181,910
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,036,870
5.00% 1/1/36 (AMT)	1,000,000	1,034,550
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	1,900,000	2,007,179
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	755,430
		11,807,819
Education Revenue Bonds — 22.11%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	509,525
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	505,545
Series A 5.50% 4/1/43	500,000	506,315

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	525,950
(Manhattan College Project) 5.00% 8/1/47	500,000	525,850
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	616,176
NQ-401 [5/22] 7/22 (2272155)    1

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource

(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	$ 256,100
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	514,055
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	269,155
Series A 4.00% 6/15/56	450,000	376,110

(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	1,004,370
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	786,082
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1 5.00% 7/1/46	300,000	311,745
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,094,410
5.00% 7/1/36	1,000,000	1,093,570
5.00% 7/1/37	1,000,000	1,092,690
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	537,785
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,064,920
Series B 5.00% 7/1/39	1,000,000	1,058,850
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	310,899
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	1,000,000	1,042,530
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,093,680
Series C 4.00% 7/1/43	500,000	503,395
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,007,440
New York State Dormitory Authority
(Columbia University) 5.00% 10/1/50	2,325,000	2,997,367
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Fordham University) 5.00% 7/1/44	650,000	$ 678,060
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	935,464
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,025,200
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,376
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	56,940
Series A 5.00% 7/1/37	2,200,000	2,495,416
Series A 5.00% 7/1/42	1,645,000	1,782,900
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,183,620
Series A 5.00% 7/1/39	2,000,000	2,174,740

(School Districts Financing Program) Series B 5.00% 10/1/42 (AGM)	3,565,000	3,950,983
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	308,037
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,901,582
5.00% 7/1/48	1,000,000	1,086,860
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,005,550
Tompkins County Development
(Ithaca College Project) 5.00% 7/1/34	750,000	793,282
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	648,621
Series A 5.00% 10/15/50	250,000	252,540
		43,260,685
NQ-401 [5/22] 7/22 (2272155)    3

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 8.52%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	$ 973,730
Guam Power Authority
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,418,219
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	504,500
5.00% 9/1/39	2,000,000	2,234,900
5.00% 9/1/42	2,000,000	2,208,240
5.00% 9/1/47	500,000	549,360
Series A 5.00% 9/1/44	1,000,000	1,041,860
Series B 5.00% 9/1/41	1,000,000	1,086,910
New York Power Authority
4.00% 11/15/42	1,000,000	1,037,600
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,013,510
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	60,450
Series A 6.75% 7/1/36 ‡	625,000	604,681
Series AAA 5.25% 7/1/25 ‡	35,000	32,725
Series TT 5.00% 7/1/32 ‡	1,120,000	1,041,600
Series WW 5.25% 7/1/33 ‡	195,000	182,325
Series WW 5.50% 7/1/17 ‡	420,000	393,225
Series WW 5.50% 7/1/19 ‡	330,000	308,962
Series XX 4.75% 7/1/26 ‡	40,000	37,050
Series XX 5.25% 7/1/40 ‡	1,430,000	1,337,050
Series ZZ 4.75% 7/1/27 ‡	30,000	27,788
Series ZZ 5.00% 7/1/19 ‡	570,000	528,675
Series ZZ 5.25% 7/1/24 ‡	50,000	46,750
		16,670,110
Healthcare Revenue Bonds — 7.93%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	257,698
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	982,380
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	$ 375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	427,688
5.00% 12/1/46	540,000	564,721
Monroe County Industrial Development Revenue
(Rochester Regional Health Project) Series D 4.00% 12/1/38	250,000	249,913
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	747,156
New York State Dormitory Authority
Series A 5.00% 5/1/52	3,000,000	3,306,240
(General Purpose) Series E 4.00% 3/15/48	1,000,000	1,028,060
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	983,240
Series A 4.00% 9/1/50	2,500,000	2,304,350
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	468,985
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	531,715
144A 5.00% 12/1/45 #	700,000	716,506
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	300,000	267,930
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	766,222
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	590,037
Series A 144A 5.00% 7/1/56 #	1,000,000	937,930
		15,505,771
NQ-401 [5/22] 7/22 (2272155)    5

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.01%
Hudson Yards Infrastructure Second Indenture Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	1,875,000	$ 1,900,856
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,502,310
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	456,784
New York Liberty Development
Series A 3.00% 11/15/51 (BAM)	1,620,000	1,330,085
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	4,017,280
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	508,875
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,876,325
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	1,000,000	1,113,100
		13,705,615
Local General Obligation Bonds — 3.48%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	2,740,900
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	563,275
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,106,084
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,102,930
Series D-4 0.60% 8/1/40	300,000	300,000
		6,813,189
Pre-Refunded Bonds — 0.79%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40-25 §	450,000	489,299
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,061,720
		1,551,019
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.76%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$ 1,497,990
		1,497,990
Special Tax Revenue Bonds — 20.43%
Commonwealth of Puerto Rico
2.281% 11/1/51	913,143	421,187
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	5,840,608	5,212,742
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	247,978
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/32	500,000	518,725
Metropolitan Transportation Authority
(Climate Bond Certified) Subordinate Series B-2 5.00% 11/15/36	3,500,000	3,708,180
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,106,430
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	781,222
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,087,100
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	516,820
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,082,280
Series A-1 5.00% 11/1/42	750,000	773,378
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,082,310
5.00% 11/15/40	1,000,000	1,076,120
New York State Dormitory Authority
(General Purpose) Series A 4.00% 3/15/49	1,000,000	1,027,020
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 5.00% 3/15/40	5,000,000	5,526,350
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	430,504
NQ-401 [5/22] 7/22 (2272155)    7

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	5,640,000	$ 5,674,404
Series A-1 4.999% 7/1/46 ^	5,065,000	1,541,127
Series A-1 5.00% 7/1/58	5,365,000	5,468,062
Series A-2 4.329% 7/1/40	370,000	370,459
Series A-2 4.536% 7/1/53	1,330,000	1,308,813
		39,961,211
State General Obligation Bonds — 2.30%
Commonwealth of Puerto Rico
2.852% 11/1/43	5,444,844	2,824,513
(Restructured)
Series A-1 4.00% 7/1/33	230,917	226,449
Series A-1 4.00% 7/1/35	90,014	87,068
Series A-1 4.00% 7/1/41	509,416	483,904
Series A-1 4.00% 7/1/46	529,786	495,652
Series A-1 4.36% 7/1/33 ^	625,010	370,943
Series A-1 5.75% 7/1/31	7,546	8,549
		4,497,078
Transportation Revenue Bonds — 11.08%
Metropolitan Transportation Authority
(Climate Bond Certified - Green Bonds) Series 1 4.00% 11/15/46	3,250,000	3,170,245
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	507,555
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/50	1,000,000	966,740
Series C-1 5.25% 11/15/55	1,500,000	1,621,305
Series E 4.00% 11/15/45	1,500,000	1,480,890
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,018,890
Series L 5.00% 1/1/35	1,535,000	1,698,846

(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,069,020
New York Transportation Development Corporation Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	326,417
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	$ 772,600
Series A 5.00% 4/1/35 (AMT)	775,000	834,876
Series A 5.00% 4/1/37 (AMT)	750,000	806,093
Series A 5.00% 4/1/39 (AMT)	350,000	375,078
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series) 4.00% 11/1/49	1,000,000	1,028,540
(Consolidated Bonds - Two Hundredth Series) 5.00% 10/15/42	2,500,000	2,726,225
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,179,580
Series A 5.00% 11/15/47	1,000,000	1,082,570
		21,665,470
Water & Sewer Revenue Bonds — 4.12%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,136,640
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,084,560
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,754,525
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,029,780
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) 4.00% 6/15/47	1,000,000	1,055,510
		8,061,015
Total Municipal Bonds (cost $184,171,858)		184,996,972

Short-Term Investments — 4.97%
Variable Rate Demand Notes — 4.97%
New York City
0.60% 3/1/48	365,000	365,000
Fiscal 2014 Subordinate Series I-2 0.62% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	1,535,000	1,535,000
Fiscal 2018 Subordinate Series B-4 0.65% 10/1/46 (Braclays Bank Plc)	300,000	300,000
NQ-401 [5/22] 7/22 (2272155)    9

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City
Series F-5 0.65% 6/1/44 (SPA - Barclays Bank Plc)	1,000,000	$ 1,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue
VAR-SECOND-GEN RESOLUTION-SUB 0.62% 6/15/44 (JP Morgan Chase Bank N.A)	2,500,000	2,500,000
(Second General Resolution) Fiscal 2008 Series BB-5 0.58% 6/15/33 (SPA - Bank of America N.A.)	2,300,000	2,300,000
Subordinate Series A-2 0.58% 6/15/44 (SPA - Mizuho Bank)	1,050,000	1,050,000
New York City Transitional Finance Authority Revenue
Series A 0.60% 11/1/29 (TD Bank N.A)	665,000	665,000
Total Short-Term Investments (cost $9,715,000)		9,715,000
Total Value of Securities—99.54% (cost $193,886,858)		194,711,972

Receivables and Other Assets Net of Liabilities—0.46%		897,007
Net Assets Applicable to 17,930,909 Shares Outstanding—100.00%		$195,608,979
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $16,899,535, which represents 8.64% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
10    NQ-401 [5/22] 7/22 (2272155)

(Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
NQ-401 [5/22] 7/22 (2272155)    11